Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Segment Information
Segment information is as follows:

	For the year ended December 31, 2022
($ in millions)	Global Lottery	Global Gaming	PlayDigital	Business Segments Total	Corporate and Other	Total IGT PLC
Service revenue	2,436	714	209	3,359	—	3,359
Product sales	157	709	1	866	—	866
Total revenue	2,593	1,423	209	4,225	—	4,225

Operating income (loss)	909	242	50	1,201	(279)	922
Depreciation and amortization	196	119	17	333	160	492
Expenditures for long-lived assets	(141)	(140)	(6)	(287)	(6)	(293)

	For the year ended December 31, 2021
($ in millions)	Global Lottery	Global Gaming	PlayDigital	Business Segments Total	Corporate and Other	Total IGT PLC
Service revenue	2,690	630	163	3,483	—	3,483
Product sales	123	482	1	606	—	606
Total revenue	2,812	1,112	165	4,089	—	4,089

Operating income (loss)	1,088	43	33	1,164	(262)	902
Depreciation and amortization	225	126	15	366	160	526
Expenditures for long-lived assets	(123)	(67)	(13)	(203)	(6)	(208)

	For the year ended December 31, 2020
($ in millions)	Global Lottery	Global Gaming	PlayDigital	Business Segments Total	Corporate and Other	Total IGT PLC
Service revenue	2,043	483	114	2,640	—	2,640
Product sales	121	354	1	476	—	476
Total revenue	2,164	837	115	3,115	—	3,115

Operating income (loss)	642	(212)	6	436	(544)	(107)
Depreciation and amortization	231	146	15	392	175	566
Expenditures for long-lived assets	(149)	(64)	(11)	(224)	(2)	(226)

Schedule of Revenue from External Customers Based on Geographical Location
Revenue from external customers, which is based on the geographical location of our customers, is as follows:

	For the year ended December 31,
($ in millions)	2022	2021	2020
United States	2,355	2,126	1,666
Italy	1,062	1,307	896
United Kingdom	67	72	64
Rest of Europe	254	217	209
All other	488	368	280
Total	4,225	4,089	3,115

Schedule of Long-Lived Assets Based on Geographical Location
Long-lived assets, which are comprised of Systems & Equipment and PPE, are based on the geographical location of the assets as follows:

	December 31,
($ in millions)	2022	2021
United States	775	766
Italy	79	125
United Kingdom	6	9
Rest of Europe	92	93
All other	63	63
Total	1,016	1,056